Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Operating Expenses [Abstract]
Schedule Of Other Operating Expenses

	For the Years Ended December 31,
	2014	2013	2012
Litigation settlement of VITAS segment	$-	$10,500	$-
Settlements of Roto-Rooter segment	-	15,721	-
Severance and other operating costs related
to closing Roto-Rooter's HVAC business	-	-	1,126
Total other operating expenses	$-	$26,221	$1,126